INTANGIBLE ASSETS AND GOODWILL (Details 2)	Dec. 31, 2018 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Year ended December 31, 2018 (actual)	¥ 313,274
Estimate for year ended December 31,
2019	515,055
2020	489,022
2021	202,167
2022	0
2023	¥ 0